Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions
Schedule of provisions

		2025	2024	2023
		(In thousands of Korean won)
Site restoration
Beginning of the year	₩	609,951	674,148	711,086
Changes in scope of consolidation		23,994	-	-
Provisions made during the year		10,352	12,578	26,833
Interest expense		12,578	16,755	17,195
Lease termination		(134,142)	(49,842)	(78,722)
Lease modification		(676)	(18,419)	(2,244)
Provisions used during the year		(18,300)	(25,269)	-
Ending of the year	₩	503,757	609,951	674,148
Litigation provision
Beginning of the year	₩	-	-	-
Additional Provisions		720,628	-	-
Ending of the year	₩	720,628	-	-
Loss provision
Beginning of the year	₩	-	-	-
Additional Provisions		1,130	-	-
Ending of the year	₩	1,130	-	-